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                                                File No. 33-27131

            As filed with the Securities and Exchange
                 Commission on October 31, 1996

               Securities and Exchange Commission
                     Washington, D.C.  20549

          ____________________________________________

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                   Pre-Effective Amendment No.

                 Post-Effective Amendment No. 19
                             and/or

 REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                          Amendment No.

          ____________________________________________

          ALLIANCE SHORT-TERM MULTI-MARKET TRUST, INC.
       (Exact Name of Registrant as Specified in Charter)
       1345 Avenue of the Americas, New York, N.Y.  10105
     (Address of Principal Executive Offices)    (Zip Code)
          ____________________________________________

      Registrant's Telephone Number, including Area Code:
                         (800) 221-5672
          ____________________________________________

                      EDMUND P, BERGAN, JR.
                Alliance Capital Management L.P.
       1345 Avenue of the Americas, New York, N.Y.  10105
             (Name and address of Agent for Service)
          ____________________________________________

                Calculation of Registration Fee:

  Title of
Securities              Proposed Maximum      Proposed     Amount
   Being   Amount Being  Offering Price  Maximum Aggregate   of
Registered  Registered     Per Unit*     Offering Price**   Fee
__________ ____________ ________________ _________________ ______

Common
Stock
$.01 par
value      75,697,456       $8.06             $330,000    $100.00

* Estimated solely for the purpose of determining the amount of the registration fee based on the net asset value per share of

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   the Registrant's Class A Common Stock on October 29, 1996.

** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2(a) under the Investment Company Act of 1940 and is based on the following: the total amount of securities redeemed or repurchased during the fiscal year ended October 31, 1995 was 82,369,830 of which 6,713,316 were previously used for reduction pursuant to Rule 24f-2 or Rule 24e-2(a) and 75,656,514 of which are being so used for such reduction in this Amendment.

It is proposed that this filing will become effective (check appropriate box)

    X immediately upon filing pursuant to paragraph (b)
   ___on (date) pursuant to paragraph (b)
   ___60 days after filing pursuant to paragraph (a)
   ___on (date) pursuant to paragraph (a) of rule 485.
   ___75 days after filing pursuant to paragraph (a)(ii)

EXHIBIT:  Opinion of Seward & Kissel





































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                            SIGNATURE

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this amendments to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on the 30th day of October, 1996.

          ALLIANCE SHORT-TERM MULTI-MARKET TRUST, INC.

                      by /s/ John D. Carifa
                      _____________________
                         John D. Carifa
                            Chairman

          Pursuant to the requirements of the Securities Act of 1933 this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                      TITLE                 DATE
_________                      _____                 ____

1) Principal
   Executive Officer


    /s/ John D. Carifa Chairman and President   October 30, 1996

    John D. Carifa

2) Principal Financial
   and Accounting Officer


    /s/ Mark D. Gersten Treasurer and Chief

    Mark D. Gersten       Financial Officer    October 30, 1996

3) All of the Directors
   ____________________

    Ruth Block
    John D. Carifa
    David H. Dievler
    James R. Greene
    James M. Hester
    Clifford L. Michel
    Donald J. Robinson
    Robert C. White

by  /s/ Edmund P. Bergan, Jr.                   October 30, 1996


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    (Attorney-in-fact)
    Edmund P. Bergan, Jr.
























































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